UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21369

                      OPPENHEIMER INTERNATIONAL VALUE TRUST
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: APRIL 30

           Date of reporting period: MAY 1, 2005 THROUGH JULY 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.


Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                          Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS--94.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--19.4%
--------------------------------------------------------------------------------
AUTO COMPONENTS--1.8%
Continental AG                                            14,617   $   1,136,886
--------------------------------------------------------------------------------
AUTOMOBILES--4.5%
Bayerische Motoren Werke AG                               17,635         824,401
--------------------------------------------------------------------------------
PSA Peugeot Citroen                                        9,415         604,317
--------------------------------------------------------------------------------
Toyota Motor Corp.                                        38,880       1,469,780
                                                                   -------------
                                                                       2,898,498
--------------------------------------------------------------------------------
DISTRIBUTORS--2.5%
Fujitsu Devices, Inc.                                     38,000         481,670
--------------------------------------------------------------------------------
Medion AG                                                 69,767       1,165,631
                                                                   -------------
                                                                       1,647,301
--------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--2.1%
Compass Group plc                                        214,500         926,470
--------------------------------------------------------------------------------
Taito Corp.                                                  307         428,721
                                                                   -------------
                                                                       1,355,191
--------------------------------------------------------------------------------
HOUSEHOLD DURABLES--3.0%
Barratt Developments plc                                  70,510         892,885
--------------------------------------------------------------------------------
JM AB                                                      8,157         288,818
--------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                        29,000         470,670
--------------------------------------------------------------------------------
Waterford Wedgwood plc 1                               3,819,468         279,581
                                                                   -------------
                                                                       1,931,954
--------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS--1.0%
Agfa Gevaert NV                                           17,920         496,462
--------------------------------------------------------------------------------
Sega Sammy Holdings, Inc.                                  2,900         179,275
                                                                   -------------
                                                                         675,737
--------------------------------------------------------------------------------
MEDIA--1.4%
Vivendi Universal SA                                      29,310         929,709
--------------------------------------------------------------------------------
SPECIALTY RETAIL--2.6%
Aoyama Trading Co.                                        19,673         496,015
--------------------------------------------------------------------------------
Kingfisher plc                                            68,120         307,428
--------------------------------------------------------------------------------
New Dixons Group plc                                     328,810         917,423
                                                                   -------------
                                                                       1,720,866
--------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--0.5%
Aksa Akrilik Kimya Sanayii AS                             33,964         338,129
--------------------------------------------------------------------------------
CONSUMER STAPLES--8.0%
--------------------------------------------------------------------------------
BEVERAGES--0.8%
Heineken NV                                               16,450         523,549
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--0.8%
J Sainsbury plc                                          106,308         522,226
--------------------------------------------------------------------------------
FOOD PRODUCTS--4.9%
CoolBrands International, Inc. 1                         258,710         672,111
--------------------------------------------------------------------------------
Nestle SA                                                  4,639       1,272,660
--------------------------------------------------------------------------------
RHM plc 1                                                 85,000         433,239
--------------------------------------------------------------------------------
Unilever NV                                               12,686         850,573
                                                                   -------------
                                                                       3,228,583
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--0.7%
Reckitt Benckiser plc                                     14,910         448,110


1               |               Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                         Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.8%
Amore Pacific Corp.                                        1,895   $     517,733
--------------------------------------------------------------------------------
ENERGY--5.2%
--------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--0.8%
Petroleum Geo-Services ASA 1                              20,900         503,182
--------------------------------------------------------------------------------
OIL & GAS--4.4%
ENI SpA                                                   50,090       1,422,935
--------------------------------------------------------------------------------
Total SA, B Shares                                         5,930       1,482,256
                                                                   -------------
                                                                       2,905,191
--------------------------------------------------------------------------------
FINANCIALS--17.7%
--------------------------------------------------------------------------------
COMMERCIAL BANKS--7.5%
Anglo Irish Bank Corp.                                    46,526         623,333
--------------------------------------------------------------------------------
Bank of Ireland                                           60,864       1,012,457
--------------------------------------------------------------------------------
Credit Agricole SA                                        45,651       1,251,448
--------------------------------------------------------------------------------
Danske Bank AS                                            25,990         810,953
--------------------------------------------------------------------------------
Grupo Financiero Inbursa SA de CV                        134,350         301,768
--------------------------------------------------------------------------------
Royal Bank of Scotland Group plc (The)                    30,650         912,545
                                                                   -------------
                                                                       4,912,504
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.9%
Ichiyoshi Securities Co. Ltd.                             66,000         596,279
--------------------------------------------------------------------------------
Investor AB, B Shares                                     59,466         888,152
--------------------------------------------------------------------------------
Van der Moolen Holding NV                                 82,937         404,237
                                                                   -------------
                                                                       1,888,668
--------------------------------------------------------------------------------
INSURANCE--6.8%
Aegon NV                                                  95,768       1,372,460
--------------------------------------------------------------------------------
Aksigorta AS                                              41,942         199,890
--------------------------------------------------------------------------------
Fondiaria-Sai SpA                                         70,801       1,495,373
--------------------------------------------------------------------------------
Swiss Reinsurance Co.                                     21,369       1,359,868
                                                                   -------------
                                                                       4,427,591
--------------------------------------------------------------------------------
REAL ESTATE--0.5%
Emperor Entertainment Hotel Ltd. 1                     1,689,000         311,130
--------------------------------------------------------------------------------
HEALTH CARE--8.6%
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--0.4%
Sysmex Corp. 2                                             3,800         239,982
--------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.4%
Mediceo Holdings Co. Ltd.                                 73,260         935,747
--------------------------------------------------------------------------------
PHARMACEUTICALS--6.8%
China Pharmaceutical Group Ltd. 1                      3,560,000         700,684
--------------------------------------------------------------------------------
GlaxoSmithKline plc                                       41,999         989,870
--------------------------------------------------------------------------------
Sanofi-Aventis SA                                         12,170       1,052,801
--------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd.                            16,400         838,781
--------------------------------------------------------------------------------
UCB SA                                                    15,930         859,097
                                                                   -------------
                                                                       4,441,233
--------------------------------------------------------------------------------
INDUSTRIALS--12.7%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE--1.0%
Safran SA                                                 29,836         662,717
--------------------------------------------------------------------------------
AIRLINES--2.0%
Deutsche Lufthansa AG                                     31,246         392,100
--------------------------------------------------------------------------------


2               |               Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                         Shares          Value
--------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
--------------------------------------------------------------------------------
AIRLINES CONTINUED
easyJet plc 1                                            218,684   $     925,324
                                                                   -------------
                                                                       1,317,424
--------------------------------------------------------------------------------
BUILDING PRODUCTS--0.7%
Royal Group Technologies Ltd. 1                           44,850         444,451
--------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--2.4%
Bacou-Dalloz SA                                            9,380         848,406
--------------------------------------------------------------------------------
Quebecor World, Inc.                                      37,410         709,049
                                                                   -------------
                                                                       1,557,455
--------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--3.2%
Okumura Corp.                                            111,000         615,103
--------------------------------------------------------------------------------
Technical Olympic SA                                      98,930         659,709
--------------------------------------------------------------------------------
Vinci SA                                                  10,450         846,359
                                                                   -------------
                                                                       2,121,171
--------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--1.4%
Alstom 1                                                 267,850         272,793
--------------------------------------------------------------------------------
RHJ International Ltd. 1                                  25,490         618,104
                                                                   -------------
                                                                         890,897
--------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--0.3%
Alarko Holding AS 1                                        4,507         167,592
--------------------------------------------------------------------------------
MARINE--1.7%
Attica Holdings SA                                       183,900         700,121
--------------------------------------------------------------------------------
Orient Overseas International Ltd.                        93,000         429,585
                                                                   -------------
                                                                       1,129,706
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--8.9%
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.6%
Nokia Oyj                                                 81,850       1,306,972
--------------------------------------------------------------------------------
SunCorp Technologies Ltd.                              1,324,000         355,775
                                                                   -------------
                                                                       1,662,747
--------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.0%
Japan Digital Laboratory Co. Ltd.                         56,700         645,603
--------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--4.0%
Epcos AG 1                                                38,968         575,546
--------------------------------------------------------------------------------
Grande Holdings Ltd. (The)                               704,000         652,057
--------------------------------------------------------------------------------
Nichicon Corp.                                            67,800         889,477
--------------------------------------------------------------------------------
Tohoku Pioneer Corp.                                      44,000         516,611
                                                                   -------------
                                                                       2,633,691
--------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.3%
Canon, Inc.                                               16,880         830,090
--------------------------------------------------------------------------------
MATERIALS--3.3%
--------------------------------------------------------------------------------
CHEMICALS--1.0%
GEA Group AG 1                                            45,481         617,052
--------------------------------------------------------------------------------
METALS & MINING--1.2%
Arcelor                                                   37,180         798,155
--------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--1.1%
PaperlinX Ltd.                                           274,100         730,021


3               |               Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

                                                              Shares          Value
-------------------------------------------------------------------------------------
COMMON STOCKS CONTINUED
-------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--8.7%
-------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--5.9%
Cable & Wireless plc                                          348,675   $     975,913
-------------------------------------------------------------------------------------
France Telecom SA                                              46,911       1,448,657
-------------------------------------------------------------------------------------
Maroc Telecom                                                  37,870         369,618
-------------------------------------------------------------------------------------
Telecom Italia SpA                                            135,710         365,281
-------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, Cl. L                           679,090         654,352
                                                                        -------------
                                                                            3,813,821
-------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.8%
KDDI Corp.                                                        219       1,055,797
-------------------------------------------------------------------------------------
Tim Hellas Telecommunications SA, Sponsored ADR                40,560         795,787
                                                                        -------------
                                                                            1,851,584
-------------------------------------------------------------------------------------
UTILITIES--1.9%
-------------------------------------------------------------------------------------
GAS UTILITIES--0.9%
Gaz de France 1                                                17,395         571,130
-------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--1.0%
Veolia Environnement SA                                        17,621         683,877
                                                                        -------------
Total Common Stocks (Cost $58,725,526)                                     61,568,884



                                                            Principal
                                                               Amount
-------------------------------------------------------------------------------------
NON-CONVERTIBLE BONDS AND NOTES--0.6%
-------------------------------------------------------------------------------------
Zurich Reinsurance Centre Holdings, Inc.,
7.125% Sr. Nts., 10/15/23
(Cost $271,659)                                           $   500,000         385,000
-------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--3.2%
-------------------------------------------------------------------------------------
Undivided interest of 0.27% in joint repurchase
agreement (Principal Amount/Value $765,696,000, with
a maturity value of $765,904,652) with UBS Warburg
LLC, 3.27%, dated 7/29/05, to be repurchased at
$2,073,565 on 8/1/05, collateralized by Federal
National Mortgage Assn., 5%, 3/1/35, with a value of
$782,601,759  (Cost $2,073,000)                             2,073,000       2,073,000
-------------------------------------------------------------------------------------
Total Investments, at Value (Cost $61,070,185)                   98.2%     64,026,884
-------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                   1.8       1,201,375
                                                         ----------------------------
Net Assets                                                      100.0   $  65,228,259
                                                         ============================

Footnotes to Statement of Investments

1. Non-income producing security.

2. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See accompanying Notes to Quarterly Statement of Investments.


4               |               Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings                                          Value     Percent
-------------------------------------------------------------------------------
Japan                                               $   10,689,601         16.7%
France                                                  10,654,470         16.6
United Kingdom                                           8,251,433         12.9
Germany                                                  4,711,616          7.4
Italy                                                    3,283,589          5.1
The Netherlands                                          3,150,819          4.9
Switzerland                                              2,632,528          4.1
United States                                            2,458,000          3.8
Greece                                                   2,155,617          3.4
Hong Kong                                                2,138,101          3.3
Belgium                                                  1,973,663          3.1
Ireland                                                  1,915,371          3.0
Canada                                                   1,825,611          2.9
Finland                                                  1,306,972          2.0
Sweden                                                   1,176,970          1.8
Mexico                                                     956,120          1.5
Denmark                                                    810,953          1.3
Luxembourg                                                 798,155          1.3
Australia                                                  730,021          1.1
Turkey                                                     705,611          1.1
Korea, Republic of South                                   517,733          0.8
Norway                                                     503,182          0.8
Morocco                                                    369,618          0.6
Bermuda                                                    311,130          0.5
                                                     --------------------------
Total                                                $  64,026,884        100.0%
                                                     ==========================

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2005 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities          $61,108,801
                                        ============

Gross unrealized appreciation           $ 4,675,976
Gross unrealized depreciation            (1,757,893)
                                        ------------
Net unrealized appreciation             $ 2,918,083
                                        ============

NOTES TO QUARTERLY STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, in the country that is identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will


5               |               Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase


6               |               Oppenheimer International Value Fund

Oppenheimer International Value Fund

STATEMENT OF INVESTMENTS  July 31, 2005/Unaudited
--------------------------------------------------------------------------------

agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY CONTRACTS
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.

The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

As of July 31, 2005, the Fund had outstanding foreign currency contracts as follows:

                               EXPIRATION     CONTRACT AMOUNT     VALUATION AS OF      UNREALIZED        UNREALIZED
CONTRACT DESCRIPTION                DATES              (000S)       JULY 31, 2005    APPRECIATION      DEPRECIATION
-------------------------------------------------------------------------------------------------------------------
CONTRACTS TO PURCHASE
Euro (EUR)                  8/1/05-8/2/05               60EUR         $    73,218        $    190       $        17
Hong Kong Dollar (HKD)             8/1/05               95HKD             122,687              21                --
                                                                                         --------------------------
                                                                                              211                17
                                                                                         --------------------------
CONTRACTS TO SELL
Euro (EUR)                       12/22/05            2,45EUR            2,991,269           7,531                --
Japanese Yen (JPY)               12/22/05          122,00HKD            1,102,219          33,352                --
                                                                                         --------------------------
                                                                                           40,883                --
                                                                                         --------------------------
Total unrealized appreciation and depreciation                                           $ 41,094       $        17
                                                                                         ==========================


7               |               Oppenheimer International Value Fund

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of July 31, 2005, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Value Trust


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
       /s/ John V. Murphy
       ------------------
       John V. Murphy
       Principal Executive Officer

Date:  September 13, 2005


By:
       /s/ Brian W. Wixted
       -------------------
       Brian W. Wixted
       Principal Financial Officer

Date:  September 13, 2005